COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Capital commitment

The Company has commitments for the construction of fixed assets of US$24,959 as of December 31, 2019.  The future payments schedule is presented as follows:

	As of December 31 2019,
		Less Than	1–2	2-5	More Than
	Total	1 Year	Years	Years	5 Years
Capital commitment:	24,959	12,469	11,764	363	363

Operating lease commitments

The Group leases offices and properties under non-cancelable operating lease agreements. Future minimum lease payments under these non-cancelable operating lease agreements with initial terms longer than twelve months are disclosed as maturity of lease liabilities in Note 10.

21.         COMMITMENTS AND CONTINGENCIES (continued)

As of December 31, 2019, the Company had US$407 of short term lease commitments under non-cancellable operating leases. As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standard (Topic 840), future minimum annual lease payments for the year subsequent to December 31, 2018 and in aggregate were as follows:

US$

2019	4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37

6,802

Payments under operating leases were expensed on a straight-line basis over the periods of the respective leases. For the years ended December 31, 2017 and 2018, total rental expenses for all operating leases were US$27,832 and US$9,678, respectively.

Contingencies

In April and May 2018, the Company was involved in suits as one of the defendants for trade mark infringement claimed by a third party, alleging RMB99,900, RMB300,000, and RMB500,000, respectively. In March 2019, the People's High Court of Beijing ruled that the Company was not the proper defendant for the suits involving RMB300,000 and RMB500,000.  In June 2019, the Supreme People’s Court upheld the ruling of the People's High Court of Beijing for the cases involving RMB300,000 and RMB500,000. The suit involving RMB99,900 is still ongoing and the Company is vigorously contesting the allegations.

In February 2019, the Company was served with a subpoena from a court in Beijing, in which a third party claimed that a contract the Company entered into was invalid. Pursuant to such contract, the Company received shares of Guilin Bank from a debtor’s nominee to discharge its indebtedness (See Note 5). The debtor subsequently alleged that such contract was invalid because the transfer price of such assets was below the fair market value. The Company vigorously contested the allegation and received a judgment in favor of the Company. Such third party appealed to a higher court and the case was still under review.

In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2019 since it is not probable that a liability has been incurred because of these legal proceedings and the amount of loss cannot be reasonably estimated.

Income taxes

As of December 31, 2019, the Company had accrued US$121,889 for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.